Brown Advisory Sustainable Bond Fund
Schedule of Investments
September 30, 2020 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Corporate Bonds & Notes - 43.5%
1,615,000	Agilent Technologies, Inc.	2.10%	06/04/2030	1,664,292
1,630,000	Alexandria Real Estate Equities, Inc.	1.88%	02/01/2033	1,602,450
810,000	Allison Transmission, Inc.^	5.88%	06/01/2029	877,121
2,305,000	American Tower Corp.	3.13%	01/15/2027	2,520,439
1,605,000	Amphenol Corp.	2.80%	02/15/2030	1,759,618
756,000	Analog Devices, Inc.	2.95%	04/01/2025	823,095
429,000	Aptiv PLC	4.35%	03/15/2029	484,443
1,615,000	AvalonBay Communities, Inc.	2.30%	03/01/2030	1,720,512
710,000	Ball Corp.	4.88%	03/15/2026	792,836
1,660,000	Bank of America Corp. (Fixed until 09/25/2024, then SOFR + 0.91%)	0.98%	09/25/2025	1,660,911
1,615,000	BorgWarner, Inc.	2.65%	07/01/2027	1,707,949
2,399,000	Conservation Fund	3.47%	12/15/2029	2,596,618
730,000	Consolidated Edison Co. of New York, Inc.	3.35%	04/01/2030	842,529
156,000	Core & Main L.P.^	6.13%	08/15/2025	158,309
1,465,000	Crown Castle International Corp.	3.30%	07/01/2030	1,604,716
2,125,000	CVS Health Corp.	4.30%	03/25/2028	2,490,398
1,705,000	Ecolab, Inc.	1.30%	01/30/2031	1,673,458
765,000	Ford Foundation	2.42%	06/01/2050	790,036
1,144,000	Fortis, Inc.	3.06%	10/04/2026	1,251,956
685,000	Graphic Packaging International LLC^	4.75%	07/15/2027	743,951
2,420,000	Hasbro, Inc.	3.50%	09/15/2027	2,521,874
1,615,000	Hexcel Corp.	3.95%	02/15/2027	1,745,811
1,470,000	IDEX Corp.	3.00%	05/01/2030	1,620,290
1,440,000	JB Hunt Transport Services, Inc.	3.88%	03/01/2026	1,665,549
610,000	KeHE Distributors LLC^	8.63%	10/15/2026	661,755
790,000	Kimberly-Clark Corp.	3.10%	03/26/2030	908,106
1,400,000	Land O'Lakes, Inc.^	7.25%	07/14/2027	1,304,513
700,000	Marriott International, Inc.#	5.75%	05/01/2025	782,308
760,000	Marriott International, Inc.	4.65%	12/01/2028	811,574
2,135,000	Marvell Technology Group Ltd.	4.88%	06/22/2028	2,579,845
1,525,000	NextEra Energy Capital Holdings, Inc. (Fixed until 12/01/2027, 3 Month LIBOR USD + 2.41%)	4.80%	12/01/2077	1,643,484
731,000	NIKE, Inc.	2.85%	03/27/2030	822,686
2,740,000	Northwell Healthcare, Inc.	4.26%	11/01/2047	3,155,834
2,205,000	NXP BV^	3.88%	06/18/2026	2,473,989
1,470,000	Oracle Corp.	2.95%	04/01/2030	1,647,583
800,000	SBA Communications Corp.^	3.88%	02/15/2027	813,000
509,000	Southern California Edison Co. (Fixed until 02/01/2022, then 3 Month LIBOR USD + 4.20%)	6.25%	08/01/2049	501,196
1,725,000	Southwest Airlines Co.	2.63%	02/10/2030	1,643,444
1,715,000	Takeda Pharmaceutical Co., Ltd.	2.05%	03/31/2030	1,736,251
1,440,000	Thermo Fisher Scientific, Inc.	3.20%	08/15/2027	1,622,995
1,470,000	TJX Companies, Inc.	3.88%	04/15/2030	1,746,359
730,000	T-Mobile USA, Inc.^	3.88%	04/15/2030	829,185
2,095,000	Trimble, Inc.	4.90%	06/15/2028	2,475,361
900,000	Trustees of the University of Pennsylvania	4.01%	08/15/2047	988,039
2,155,000	Verisk Analytics, Inc.	4.00%	06/15/2025	2,461,345
2,100,000	Verizon Communications, Inc.	3.88%	02/08/2029	2,489,591
1,525,000	VF Corp.	2.95%	04/23/2030	1,662,339
1,615,000	Xylem, Inc.	2.25%	01/30/2031	1,716,961
Total Corporate Bonds & Notes (Cost $67,458,737)				72,796,904

Mortgage Backed Securities - 18.1%
500,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE B (1 Month LIBOR USD + 1.25%)^	1.40%	12/15/2037	498,375
500,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE C (1 Month LIBOR USD + 1.45%)^	1.60%	12/15/2037	499,382
913,543	CGDBB Commercial Mortgage Trust, Series 2017-BIOC B (1 Month LIBOR USD + 0.97%) ^	1.12%	07/15/2032	912,864
1,370,315	CGDBB Commercial Mortgage Trust, Series 2017-BIOC D (1 Month LIBOR USD + 1.60%)^	1.75%	07/15/2032	1,370,439
456,772	CGDBB Commercial Mortgage Trust, Series 2017-BIOC E (1 Month LIBOR USD + 2.15%)^	2.30%	07/15/2032	453,069
750,000	CORE Mortgage Trust, Series 2019-CORE C (1 Month LIBOR USD + 1.30%)^	1.45%	12/15/2031	735,386
500,000	CSMC, Series 2019-ICE4 C (1 Month LIBOR USD + 1.43%)^	1.58%	05/15/2036	497,517
1,350,000	CSMC, Series 2019-ICE4 D (1 Month LIBOR USD + 1.60%)^	1.75%	05/15/2036	1,340,113
36,409	FHLMC STACR, Series 2014-HQ2 M2 (1 Month LIBOR USD + 2.20%)	2.35%	09/25/2024	36,435
500,000	FHLMC STACR, Series 2014-HQ2 M3 (1 Month LIBOR USD + 3.75%)	3.90%	09/25/2024	513,321
500,000	FHLMC STACR, Series 2015-HQ2 M3 (1 Month LIBOR USD + 3.25%)	3.40%	05/27/2025	502,197
174,208	FHMS, Series K-W01 A1	3.33%	05/25/2025	184,262
600,000	FHMS, Series K-G01 A7	2.88%	04/25/2026	661,679
587,822	FHMS, Series K-W03 X1#~	0.98%	06/25/2027	24,722
300,000	FHMS, Series K-W03 A2	3.02%	06/25/2027	338,337
1,400,125	FHMS, Series Q-006 APT1#	2.67%	04/25/2028	1,433,946
636,383	FHMS, Series K-W04 A (1 Month LIBOR USD + 0.24%)	0.40%	09/25/2028	629,613
5,498,636	FHMS, Series K-G01 X1#~	1.11%	04/25/2029	341,638
6,250,000	FHMS, Series K-G02 X1#~	1.14%	08/25/2029	469,808
800,000	FHMS, Series K-G03 A2#	1.30%	06/25/2030	814,888
5,900,000	FHMS, Series K-G03 X1#~	1.48%	06/25/2030	648,899
479,652	FHMS, Series Q-010 APT1#	2.94%	04/25/2046	482,150
874,253	FHMS, Series Q-007 APT1#	2.98%	10/25/2047	902,764
1,000,000	FHMS, Series Q-013 APT1#	1.16%	05/25/2050	1,147,071
173,664	FNMA, Pool# BK5105	5.50%	05/01/2048	198,211
174,378	FNMA, Pool# BK8032	5.50%	06/01/2048	199,047
155,137	FNMA, Pool# BN0202	5.50%	09/01/2048	177,086
147,385	FNMA, Pool# BN4936	5.50%	12/01/2048	164,564
202,770	FNMA, Pool# BN4921	5.50%	01/01/2049	227,583
300,000	FNMA REMIC Trust, Series 2017-M10 AV2#	2.64%	07/25/2024	315,732
80,000	FNMA REMIC Trust, Series 2017-M2 A2#	2.89%	02/25/2027	89,097
831,000	FNMA REMIC Trust, Series 2017-M13 A2#	3.04%	09/25/2027	943,164
930,000	FNMA REMIC Trust, Series 2019-M1 A2#	3.67%	09/25/2028	1,107,793
1,000,000	FREMF Mortgage Trust, Series 2020-K737#^	3.41%	11/25/2026	1,091,119
1,000,000	FREMF Mortgage Trust, Series 2019-K89 B#^	4.43%	01/25/2051	1,172,764
1,000,000	FREMF Mortgage Trust, Series 2019-K734 B#^	4.19%	02/25/2051	1,092,744
1,250,000	FREMF Mortgage Trust, Series 2019-K735 B#^	4.16%	05/25/2052	1,398,358
399,457	IMT Trust, Series 2017-APTS BFL (1 Month LIBOR USD + 0.95%)^	1.10%	06/15/2034	393,863
1,008,583	IMT Trust, Series 2017-APTS CFL (1 Month LIBOR USD + 1.10%)^	1.25%	06/15/2034	991,234
1,000,000	JPMCC, Series 2019-MFP C (1 Month LIBOR USD + 1.36%)^	1.51%	07/15/2036	965,631
1,345,000	KNDL Mortgage Trust, Series 2019-KNSQ C (1 Month LIBOR USD + 1.05%)^	1.20%	05/15/2036	1,335,738
700,000	MRCD Mortgage Trust, Series 2019-PARK C^	2.72%	12/15/2036	706,880
200,000	MSC, Series 2017-CLS A (1 Month LIBOR USD + 0.70%)^	0.85%	11/15/2034	199,617
1,110,000	MSC, Series 2017-CLS D (1 Month LIBOR USD + 1.40%)^	1.55%	11/15/2034	1,104,909
1,000,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC C^	3.40%	12/16/2038	1,007,650
Total Mortgage Backed Securities (Cost $29,238,112)				30,321,659

Municipal Bonds - 14.3%
300,000	Atlanta Georgia Development Authority	3.57%	12/01/2036	324,681
2,650,000	California Health Facilities Financing Authority	3.03%	06/01/2034	2,805,767
1,625,000	California Municipal Finance Authority	2.88%	11/01/2035	1,699,799
100,000	Honolulu, City & County Hawaii	3.00%	09/01/2027	113,235
850,000	Honolulu, City & County Hawaii	4.00%	09/01/2036	971,508
30,000	Los Angeles California Community College District	6.60%	08/01/2042	50,971
430,000	Los Angeles California Wastewater System Revenue	3.49%	06/01/2029	486,360
20,000	Maryland Community Development Administration	3.24%	09/01/2048	20,614
1,345,000	Massachusetts, Commonwealth of	3.28%	06/01/2046	1,519,352
3,300,000	Metropolitan Pier & Exposition Authority	3.96%	12/15/2026	3,303,893
675,000	Miami-Dade County Florida Educational Facilities Authority	4.47%	04/01/2051	730,917
650,000	Montgomery County Virginia Economic Development Authority	3.95%	06/01/2039	726,687
1,000,000	New York City Housing Development Corp.	2.71%	08/01/2031	1,050,510
340,000	New York State Dormitory Authority	4.00%	07/01/2039	379,131
2,470,000	Oregon Health & Science University	3.00%	07/01/2032	2,677,406
250,000	Pennsylvania Economic Development	3.20%	11/15/2027	269,443
500,000	San Francisco, City & County of California Community Facilities District No. 2014-1	3.75%	09/01/2037	540,430
595,000	San Francisco, City & County of California Community Facilities District No. 2014-1	4.37%	09/01/2049	659,040
60,000	San Francisco, City & County of California Public Utilities Commission Water Revenue	3.55%	11/01/2031	66,703
2,735,000	Santa Clara California Valley Water District	3.82%	06/01/2039	2,976,117
790,000	Texas A&M University	3.82%	05/15/2047	870,825
355,000	University of California	2.99%	05/15/2026	392,793
850,000	University of Massachusetts Building Authority	5.45%	11/01/2040	1,186,107
25,000	University of North Texas System	3.69%	04/15/2030	28,153
Total Municipal Bonds (Cost $22,187,281)				23,850,442

Asset Backed Securities - 11.1%
500,000	CNH Equipment Trust, Series 2020-A A4	1.51%	04/15/2027	516,320
1,112,573	FHF Trust, Series 2020-1A A^	2.59%	12/15/2023	1,121,221
1,500,000	FREED ABS Trust, Series 2019-1 B^	3.87%	06/18/2026	1,503,929
1,326,336	FREED ABS Trust, Series 2020-2CP A^	4.52%	06/18/2027	1,342,722
500,000	GreatAmerica Leasing Receivables Funding LLC, Series 2019-1 B^	3.37%	02/18/2025	528,830
500,000	GreatAmerica Leasing Receivables Funding LLC, Series 2019-1 C^	3.54%	02/17/2026	529,033
1,000,000	HPEFS Equipment Trust, Series 2019-1A D^	2.72%	09/20/2029	1,022,615
1,000,000	HPEFS Equipment Trust, Series 2020-1A D^	2.26%	02/20/2030	1,007,137
704,246	Newtek Small Business Loan Trust, Series 2018-1 A (1 Month LIBOR USD + 1.70%)^	1.85%	02/25/2044	687,745
367,201	NYCTL Trust, Series 2018-A^	3.22%	11/10/2031	370,389
682,385	NYCTL Trust, Series 2019-A^	2.19%	11/10/2032	691,902
500,000	Oportun Funding IX LLC, Series 2018-B A^	3.91%	07/08/2024	508,825
1,000,000	Oportun Funding VIII LLC, Series 2018-A A^	3.61%	03/08/2024	1,002,663
1,000,000	Oportun Funding X LLC, Series 2018-C A^	4.10%	10/08/2024	1,017,903
327,000	Oportun Funding XIII LLC, Series 2019 -A A^	3.08%	08/08/2025	329,467
650,000	PFS Financing Corp., Series 2020-F A^	0.93%	08/15/2024	651,217
362,000	SBA Tower Trust, Series 2020-1-2^	2.33%	01/15/2028	369,149
850,000	Stack Infrastructure Issuer LLC, Series 2020-1A A2^	1.89%	08/25/2045	858,446
750,000	Tesla Auto Lease, Series 2020-A A3^	0.68%	12/20/2023	754,007
750,000	Tesla Auto Lease, Series 2020-A C^	1.68%	02/20/2024	758,269
1,125,000	Vantage Data Centers LLC, Series 2020-1A A2^	1.65%	09/15/2045	1,126,670
750,000	Verizon Owner Trust, Series 2019-A C	3.22%	09/20/2023	779,781
1,000,000	Verizon Owner Trust, Series 2019-B C	2.60%	12/20/2023	1,034,621
Total Asset Backed Securities (Cost $18,271,400)				18,512,861

Foreign Government Bonds - 2.1%
1,000,000	Industrial Bank of Korea (3 Month LIBOR USD + 0.60%)^	0.85%	08/02/2021	1,004,040
2,425,000	Korea Development Bank (3 Month LIBOR USD + 0.73%)	1.03%	07/06/2022	2,441,216
Total Foreign Government Bonds (Cost $3,429,981)				3,445,256

U.S. Treasury Notes - 8.1%
6,500,000	United States Treasury Note	0.38%	03/31/2022	6,524,502
6,390,000	United States Treasury Note	1.75%	11/15/2029	7,039,733
Total U.S. Treasury Notes (Cost $13,514,507)				13,564,235

Shares/Par Value
Short-Term Investments - 2.9%
Money Market Funds - 2.8%
4,661,227	First American Government Obligations Fund - Class Z, 0.05%*			4,661,227
U.S. Treasury Bills - 0.1%
250,000	United States Treasury Bill, 0.12%†			249,993
Total Short-Term Investments (Cost $4,911,215)				4,911,220
Total Investments - 100.1% (Cost $159,011,233)				167,402,577
Liabilities in Excess of Other Assets - (0.1)%				(145,204)
NET ASSETS - 100.0%				$167,257,373

# Variable rate security. Rate disclosed is as of the date of this report.
^Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
~ Interest Only Security
*Annualized seven-day yield as of the date of this report.
† This security is pledged as collateral in connection with open futures contracts. Rate disclosed is yield to maturity as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's money market fund, with a total market value of $4,661,227, were categorized as Level 1, while the Fund's investments in corporate bonds & notes, mortgage backed securities, municipal bonds, asset backed securities, foreign government bonds and U.S. Treasury Notes and Bills, with a total market value of $162,741,350, were categorized as Level 2.

The Fund's investments in long and short futures contracts, with unrealized depreciation of $84,736, were valued using Level 1 inputs.

Futures Contracts - Long
The Brown Advisory Sustainable Bond Fund had the following open long futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note Futures	103	12/31/2020	$22,748,187	$22,758,977	$10,790
U.S. Treasury 5-Year Note Futures	70	12/31/2020	8,813,760	8,822,187	8,427
U.S. Treasury Long Bond Futures	29	12/21/2020	5,124,530	5,112,156	(12,374)
U.S. Treasury Ultra Bond Futures	32	12/21/2020	7,105,406	7,098,000	(7,406)
			$43,791,883	$43,791,320	$(563)
Futures Contracts - Short
The Brown Advisory Sustainable Bond Fund had the following open short futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Note Futures	(87)	12/21/2020	$(12,110,936)	$(12,139,219)	$(28,283)
U.S. Treasury 10-Year Ultra Note Futures	(131)	12/21/2020	(20,893,875)	(20,949,765)	(55,890)
			$(33,004,811)	$(33,088,984)	$(84,173)

There is no variation margin due to or from the Fund as of the date of this report.